Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment
Gross property, plant and equipment	$ 2,246,397	$ 1,853,508
Accumulated depreciation	(417,457)	(341,222)
Net property, plant and equipment	1,828,940	1,512,286
Depreciation expense	101,515	99,954	$ 89,848
Capitalized interest expense	482	182	6,887
(Gain) loss on sales and write-downs of certain assets	7,549	5,620	15,384
Crude oil logistics
Property, Plant and Equipment
(Gain) loss on sales and write-downs of certain assets	3,489	(3,144)	8,124
Water solutions
Property, Plant and Equipment
(Gain) loss on sales and write-downs of certain assets	3,067	8,117	7,169
Liquids
Property, Plant and Equipment
(Gain) loss on sales and write-downs of certain assets	993	639	92
Corporate and Other
Property, Plant and Equipment
(Gain) loss on sales and write-downs of certain assets	0	8	$ (1)
Natural gas liquids terminal and storage assets
Property, Plant and Equipment
Gross property, plant and equipment	$ 280,106	238,487
Natural gas liquids terminal and storage assets | Minimum
Property, Plant and Equipment
Useful life	2 years
Natural gas liquids terminal and storage assets | Maximum
Property, Plant and Equipment
Useful life	30 years
Pipeline and related facilities
Property, Plant and Equipment
Gross property, plant and equipment	$ 243,799	243,616
Pipeline and related facilities | Minimum
Property, Plant and Equipment
Useful life	30 years
Pipeline and related facilities | Maximum
Property, Plant and Equipment
Useful life	40 years
Vehicles and railcars
Property, Plant and Equipment
Gross property, plant and equipment	$ 124,948	121,159
Vehicles and railcars | Minimum
Property, Plant and Equipment
Useful life	3 years
Vehicles and railcars | Maximum
Property, Plant and Equipment
Useful life	25 years
Water treatment facilities and equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 704,666	601,139
Water treatment facilities and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Water treatment facilities and equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Crude oil tanks and related equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 225,476	218,588
Crude oil tanks and related equipment | Minimum
Property, Plant and Equipment
Useful life	2 years
Crude oil tanks and related equipment | Maximum
Property, Plant and Equipment
Useful life	30 years
Barges and towboats
Property, Plant and Equipment
Gross property, plant and equipment	$ 103,735	92,712
Barges and towboats | Minimum
Property, Plant and Equipment
Useful life	5 years
Barges and towboats | Maximum
Property, Plant and Equipment
Useful life	30 years
Information technology equipment
Property, Plant and Equipment
Gross property, plant and equipment	$ 31,831	29,521
Information technology equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Information technology equipment | Maximum
Property, Plant and Equipment
Useful life	7 years
Buildings and leasehold improvements
Property, Plant and Equipment
Gross property, plant and equipment	$ 143,711	147,110
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Useful life	3 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Useful life	40 years
Land
Property, Plant and Equipment
Gross property, plant and equipment	$ 62,379	51,816
Tank bottoms and line fill
Property, Plant and Equipment
Gross property, plant and equipment	20,071	20,118
Other
Property, Plant and Equipment
Gross property, plant and equipment	$ 14,870	11,646
Other | Minimum
Property, Plant and Equipment
Useful life	3 years
Other | Maximum
Property, Plant and Equipment
Useful life	20 years
Construction in progress
Property, Plant and Equipment
Gross property, plant and equipment	$ 290,805	$ 77,596